OPPENHEIMER CAPITAL PRESERVATION FUND
            Supplement dated March 26, 2001 to the
              Prospectus dated February 12, 2001

The Prospectus is changed as follows:

1. The Prospectus supplement dated March 1, 2001 is withdrawn.

2. The chart under the heading "What Does the Fund Invest In?" on page 3 is deleted and replaced with the following:

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             Oppenheimer Fund                    Normal
Allocation of the Fund's Net Assets
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             Oppenheimer Limited-Term
                     Government
Fund       At       least       65%       but      no      more
than 95%
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      Oppenheimer            Bond            Fund           Not
more than 20%
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----------------------------------------------------------------
             Oppenheimer     Strategic    Income    Fund    Not
more than 20%
----------------------------------------------------------------
----------------------------------------------------------------
             Oppenheimer    U.S.     Government    Trust    Not
more than 15%
----------------------------------------------------------------
----------------------------------------------------------------
             Oppenheimer    Money   Market   Fund,    Inc.   At
least 5%
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3.    The chart under the heading "Direct Annual Fund Operation Expenses on page
      9 is deleted and replaced with the following:

Direct Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
-----------------------------------------------------------
                      Class  Class   Class  Class N Class
                      A         B      C    Shares    Y
                      Shares Shares  Shares         Shares
-----------------------------------------------------------
-----------------------------------------------------------
Management Fees1       0.30%   0.30%  0.30%   0.30%  0.30%
-----------------------------------------------------------
-----------------------------------------------------------
Distribution   and/or  0.25%   1.00%  1.00%   0.25%  None
Service (12b-1) Fees
-----------------------------------------------------------
-----------------------------------------------------------
Other Expenses1        0.96%   0.96%  0.96%   0.96%  0.96%
-----------------------------------------------------------
-----------------------------------------------------------
Total          Annual  1.51%   2.26%  2.26%   1.51%  1.26%
Operating Expenses
-----------------------------------------------------------
1. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%. The "Management Fees" in the table above are the fees paid directly by the Fund as reduced by the management fees paid to the Manager by the underlying funds. The "Other Expenses" in the table above include transfer agent fees, custodial expenses and accounting and legal expenses paid directly by the Fund. Expenses may vary in future years. Class N shares were not offered for sale during the Fund's last fiscal year. The expenses above for Class N shares are based on the expected expenses for that class of shares for the current fiscal year.

4. The following sentence is added before the sentence "Non retirement plan investors cannot buy Class N shares directly" in the paragraph "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?" on page 18:

      Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager.

5. The following is added after the section entitled "Can You Reduce Class A Sales Charges?" on page 21:

   Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor. The Distributor pays dealers of record concessions in an amount equal to 0.25% of purchases by those retirement plans. That concession will not be paid on purchases of shares by a retirement plan made with the proceeds of the redemption of Class N shares of one or more Oppenheimer funds held by the plan for more than eighteen (18) months.

6. The following sentence is added before the sentence "Non retirement plan investors cannot buy Class N shares directly" in the first paragraph under the heading "How Can You Buy Class N Shares?" on page 22:

      Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager.





March 26, 2001                                      PS0755.003